                                 VALIC COMPANY I
                Supplement to Statement of Additional Information
                              dated October 1, 2006

Wellington Management Company, LLP ("Wellington Management") became a sub-adviser of the Science & Technology Fund on January 29, 2007. The following disclosure, which lists the number of accounts/funds and the assets in those accounts/funds that are managed by each portfolio manager, is added to the section titled "PORTFOLIO MANAGERS" under the heading "OTHER ACCOUNTS," beginning on page 42:

                                                                                        OTHER ACCOUNTS
                                                                                   (As of October 31, 2006)
                                                           ------------------------------------------------------------------------
                                                            Registered Investment      Pooled Investment
                                                                  Companies                Vehicles              Other Accounts
                                                           ----------------------   ----------------------   ----------------------
                                                            No. of       Assets      No. of       Assets      No. of       Assets
        Fund           Sub-adviser    Portfolio Manager    Accounts   ($millions)   Accounts   ($millions)   Accounts   ($millions)
        ----           -----------   -------------------   --------   -----------   --------   -----------   --------   -----------
Science & Technology   Wellington    Averill, John F.         5           132        18 (3)     469 (247)     37 (3)      479 (285)
Fund                   Management    Glazer, Bruce L.         6           124        37 (3)     519 (207)    158 (17)   1,207 (393)
                                     Killian, Anita M.        6           152        35 (1)     378 (7)      159 (17)   1,718 (485)
                                     Simpson, Scott E.        5           149        29 (1)     772 (7)      131 (14)   3,205 (791)
                                     Stromquist, Eric C.      6           140        18 (3)     149 (30)      37 (4)      453 (313)

The numbers in parentheses represent the number of accounts and those accounts' total assets that have advisory fees based on the accounts' performance in whole or in part.

DATE: JANUARY 30, 2007